Other receivables (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other receivables
Summary of other receivables

	As of March 31,
	2022	2021
Escrow deposit for IPO guarantee(1)	$—	$150,001
Amount due from third parties	33,059	—
Redemption of fund(2)	—	5,563,191
Total	$33,059	$5,713,192
(1)	The Company submitted the application for redemption of escrow deposit for IPO guarantee and redeemed the funds in November, 2021.
(2)	The Company made an investment in financial assets held for trading of $8,000,000 which was belonging to Level 3 to measure fair value. As of March 31, 2022, the Company has fully divested of these financial assets

	As of March 31,
	2021	2020
Redemption of fund	$5,563,191	$—
Escrow deposit for IPO guarantee	150,001	—
Total	$5,713,192	$—